Cash Equivalents	12 Months Ended
Dec. 31, 2024
Cash and Cash Equivalents [Abstract]
Cash Equivalents
3.	Cash Equivalents
The following tables summarize the amortized cost and fair value of the Company’s cash equivalents by major category for the periods presented (in thousands):

	December 31, 2024
	Amortized Cost	Gross Unrealized Gain	Gross Unrealized Loss	Estimated Fair Value
Cash equivalents:
Money market funds	$9,439	$—	$—	$9,439

Total cash equivalents	$9,439	$—	$—	$9,439

	December 31, 2023
	Amortized Cost	Gross Unrealized Gain	Gross Unrealized Loss	Estimated Fair Value
Cash equivalents:
Money market funds	$7,042	$—	$—	$7,042
U.S. treasury securities	5,055	—	—	5,055

Total cash equivalents	$12,097	$—	$—	$12,097

For the years ended December 31, 2024 and 2023, interest income was $0.9 million and $2.2 million, respectively, and was included within interest income and other, net in the statements of operations and comprehensive loss.